Tax Effects of Temporary Differences that Give Rise to Deferred Tax (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Current Assets USD ($)	Dec. 31, 2012 Current Assets CNY	Dec. 31, 2011 Current Assets CNY	Dec. 31, 2012 Noncurrent Assets USD ($)	Dec. 31, 2012 Noncurrent Assets CNY	Dec. 31, 2011 Noncurrent Assets CNY	Dec. 31, 2012 Current Liabilities USD ($)	Dec. 31, 2012 Current Liabilities CNY	Dec. 31, 2011 Current Liabilities CNY	Dec. 31, 2012 Noncurrent Liabilities USD ($)	Dec. 31, 2012 Noncurrent Liabilities CNY	Dec. 31, 2011 Noncurrent Liabilities CNY
Current deferred tax assets, net
Deferred revenue and advance from distributors	$ 23,029,729	143,477,509	151,140,044						2,916,666
Accrued expenses	2,890,036	18,005,213	18,344,188
Allowance for doubtful debt	99,468	619,697	611,274
Share-based compensation expense				915,609	5,704,336	5,036,662	1,614,766	10,060,155	2,826,219
Tax loss						7,532,367	2,748,144	17,121,210
Less: valuation allowance	(425,110)	(2,648,477)	(2,885,413)
Current deferred tax assets, net	26,509,732	165,158,278	179,779,122
Non-current deferred tax assets, net
Intangible assets amortization	2,815,699	17,542,090	11,357,297
Share-based compensation expense				915,609	5,704,336	5,036,662	1,614,766	10,060,155	2,826,219
Deferred revenue	23,029,729	143,477,509	151,140,044						2,916,666
Tax loss						7,532,367	2,748,144	17,121,210
Less: valuation allowance	(3,110,383)	(19,378,000)
Non-current deferred tax assets, net	4,068,226	25,345,455	17,100,182
Current deferred tax liabilities
Intangible assets amortization										2,042	12,723				298,980
Deferred revenue	401,278	2,500,000	2,408,961
Upfront fee amortization										936,315	5,833,333				14,583,333
Welfare payable	230,995	1,439,123
Withholding tax										17,619,286	109,769,916	145,810,671	5,186,382	32,311,676
Current deferred tax liabilities	19,189,916	119,555,095	148,219,632
Non-current deferred tax liabilities
Intangible assets amortization										2,042	12,723				298,980
Withholding tax										17,619,286	109,769,916	145,810,671	5,186,382	32,311,676
Upfront fee amortization										936,315	5,833,333				14,583,333
Non-current deferred tax liabilities	5,186,382	32,311,676	14,882,313
Net current deferred tax assets	7,319,816	45,603,183	31,559,490
Net non-current deferred tax assets/ (liabilities)	$ (1,118,156)	(6,966,221)	2,217,869